Royalty and Other Mineral Interests (Details Narrative) $ in Thousands							12 Months Ended
	Apr. 06, 2022 USD ($) $ / Unit	Mar. 01, 2022 USD ($) shares	Jan. 14, 2022 USD ($)	Jul. 23, 2021 USD ($) $ / Unit	Jul. 23, 2021 CAD ($) $ / Unit	Nov. 27, 2020 USD ($) shares Property	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Sep. 27, 2022 USD ($) shares	May 25, 2022 shares	Apr. 06, 2022 CAD ($)	Nov. 05, 2021 USD ($)	Aug. 23, 2021 USD ($)	Jul. 23, 2021 CAD ($)
IfrsStatementLineItems [Line Items]
Option payments received							$ 2,230,000	$ 30,000
Option payments received from royalty and other mineral interests							1,780,000	30,000
Revenue							450,000	0
Option payment settled by marketable securities							150,000	0
Consideration paid/received							213,000
Cash consideration													$ 65,016,000
Fair value of puchase consideration												$ 305,957,000	$ 200,851,000
Impairment charge							3,821,000
Monarch Mining Corporation [member]
IfrsStatementLineItems [Line Items]
Impairment charge							$ 0
Definitive Agreement [member] | Monarch Mining Corporation [member]
IfrsStatementLineItems [Line Items]
Consideration paid/received				$ 9,000,000	$ 11,250
Consideration payable				3,000,000										$ 3,750
Fair value of puchase consideration				$ 12,000,000										15,000
Additional royalty financing	$ 3,587,000										$ 4,500
Additional equity financing	$ 799,000										$ 1,000
Royalty interest rate per tonne | $ / Unit	3.75			2.50	2.50
Acquisition description				Monarch has the right to repurchase a 1.25% NSR on each of the Croinor Gold, McKenzie Break and Swanson properties for C$2 million per property. Such rights may only be exercised by Monarch for a period of 30 days after December 31, 2027 after the gold price as quoted by the London Bullion Market exceeds $2,000 per ounce continuously for 30 consecutive days.	Monarch has the right to repurchase a 1.25% NSR on each of the Croinor Gold, McKenzie Break and Swanson properties for C$2 million per property. Such rights may only be exercised by Monarch for a period of 30 days after December 31, 2027 after the gold price as quoted by the London Bullion Market exceeds $2,000 per ounce continuously for 30 consecutive days.		On July 23, 2021, the Company entered into a definitive agreement with Monarch Mining Corporation ("Monarch") to acquire a portfolio of gold royalty interests, including a C$2.50 per tonne royalty on material processed through Monarch's Beacon mill originating from the Beaufor mine operations, a 2.5% NSR on each of Monarch's Croinor Gold, McKenzie Break and Swanson properties, and a 1% NSR on Monarch's Beaufor property.
Acquisition of royalty interest per tonne | $ / Unit				2.50	2.50
Royalty interest right to repurchase amount per property														$ 2,000
Royalty Purchase Agreement [member] | GoldMining [member]
IfrsStatementLineItems [Line Items]
issued or Issuance shares | shares						15,000,000
Fair value of puchase consideration						$ 13,076,000
Number of gold properties | Property						17
Royalty Purchase Agreement [member] | GoldMining [member] | Minimum [Member]
IfrsStatementLineItems [Line Items]
Net smelter return royalty percentage						0.50%
Royalty Purchase Agreement [member] | GoldMining [member] | Maximum [Member]
IfrsStatementLineItems [Line Items]
Net smelter return royalty percentage						2.00%
Nevada Gold Mines LLC ("NGM") [member]
IfrsStatementLineItems [Line Items]
Fair value of puchase consideration									$ 21,512,000
Number of shares issued | shares									9,393,681
Rawhide [member]
IfrsStatementLineItems [Line Items]
Impairment charge							$ 3,821,000	$ 0
Cote Gold Project [member]
IfrsStatementLineItems [Line Items]
Consideration paid/received		$ 15,832,000
Cash consideration		$ 15,000,000
issued or Issuance shares | shares		207,449
Fair value of puchase consideration		$ 832,000
Number of shares issued | shares		50,000
Royalty percentage own description							0.75% NSR
Cote Gold Project [member] | Ontario And Canada [Member]
IfrsStatementLineItems [Line Items]
Royalty percentage owned		0.75%
Granite Creek Mine [member] | Nevada Gold Mines LLC ("NGM") [member] | i-80 Gold Corp., [member]
IfrsStatementLineItems [Line Items]
Royalty percentage own description							10% NPI royalty on Granite Creek Mine operated by i-80 Gold Corp., payable after 120,000 oz of gold or equivalent is cumulatively produced from the project
Percentage of NPI royalty									10.00%
Bald Mountain Mine [member] | Nevada Gold Mines LLC ("NGM") [member] | Kinross Gold Corporation ("Kinross") [member]
IfrsStatementLineItems [Line Items]
Royalty percentage own description							2.0% NSR royalty on the Bald Mountain Mine operated by Kinross Gold Corporation ("Kinross"), payable after 10 million ounces of gold have been produced from the properties
Net smelter return royalty percentage									2.00%
Bald Mountain Joint Venture Zone [member] | Nevada Gold Mines LLC ("NGM") [member] | Kinross Gold Corporation ("Kinross") [member]
IfrsStatementLineItems [Line Items]
Net smelter return royalty percentage									1.25%
Eldorado Project [member] | Nevada Select Royalty, Inc., [member]
IfrsStatementLineItems [Line Items]
Percentage of mineral interest disposed in exchange of royalty interest			100.00%
Consideration paid/received			$ 75,000
Cash consideration			$ 2,000,000
Net smelter return royalty percentage			3.00%
Term of agreement			5 years
Eldorado Project [member] | Nevada Select Royalty, Inc., [member] | Cash Payments On or Before January 14, 2023 [member]
IfrsStatementLineItems [Line Items]
Consideration received/receivable			$ 125,000
Eldorado Project [member] | Nevada Select Royalty, Inc., [member] | Cash Payments On or Before January 14, 2024 [member]
IfrsStatementLineItems [Line Items]
Consideration received/receivable			400,000
Eldorado Project [member] | Nevada Select Royalty, Inc., [member] | Cash Payments On or Before January 14, 2025 [member]
IfrsStatementLineItems [Line Items]
Consideration received/receivable			400,000
Eldorado Project [member] | Nevada Select Royalty, Inc., [member] | Cash Payments On or Before January 14, 2026 [member]
IfrsStatementLineItems [Line Items]
Consideration received/receivable			500,000
Eldorado Project [member] | Nevada Select Royalty, Inc., [member] | Cash Payments On or Before January 14, 2027 [member]
IfrsStatementLineItems [Line Items]
Consideration received/receivable			$ 500,000
McKenzie Break, Croinor Gold, and Swanson properties [member] | Definitive Agreement [member] | Monarch Mining Corporation [member]
IfrsStatementLineItems [Line Items]
Net smelter return royalty percentage	2.75%			2.50%							2.75%			2.50%
Net smelter return royalty buyback rights percentage	1.25%										1.25%
Beaufor Project [member] | Definitive Agreement [member] | Monarch Mining Corporation [member]
IfrsStatementLineItems [Line Items]
Net smelter return royalty percentage				1.00%										1.00%
Croinor Gold Project [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares		207,449								50,000
Royalty percentage own description							2.75% NSR
Croinor Gold Project [Member] | Definitive Agreement [member] | Monarch Mining Corporation [member]
IfrsStatementLineItems [Line Items]
Net smelter return royalty percentage				2.50%										2.50%
Royalty interest rate per tonne | $ / Unit	1.25
Royalty interest right to repurchase on net smelter return percentage				1.25%	1.25%
McKenzie Break [Member]
IfrsStatementLineItems [Line Items]
Royalty percentage own description							2.75% NSR
McKenzie Break [Member] | Definitive Agreement [member] | Monarch Mining Corporation [member]
IfrsStatementLineItems [Line Items]
Net smelter return royalty percentage				2.50%										2.50%
Royalty interest rate per tonne | $ / Unit	1.25
Royalty interest right to repurchase on net smelter return percentage				1.25%	1.25%
Swanson [Member]
IfrsStatementLineItems [Line Items]
Royalty percentage own description							2.75% NSR
Swanson [Member] | Definitive Agreement [member] | Monarch Mining Corporation [member]
IfrsStatementLineItems [Line Items]
Net smelter return royalty percentage				2.50%										2.50%
Royalty interest rate per tonne | $ / Unit	1.25
Royalty interest right to repurchase on net smelter return percentage				1.25%	1.25%